Insider Trading Arrangements	12 Months Ended
May 31, 2026
Insider Trading Arrangements [Line Items]
Trading Arrangement Adoption Date	On July 26, 2024
Material Terms of Trading Arrangement	Company adopted a Policy against Insider Trading (the "Insider Trading Policy"), which contains certain insider trading policies and procedures that govern the purchase, sale and other dispositions of our securities by our directors, officers, employees and agents. We believe these policies and procedures in the Insider Trading Policy are reasonably designed to promote compliance with insider trading laws, rules and regulations and the Nasdaq Listing Rules.